Discontinued operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations

Note 4 – Discontinued operations

In September 2023, the Board resolved on the plan to streamline its medical services practice, which was carried out through the entities of KRHSG, EUDA PL, ZKTV PL, SEMA, ED PL, KR Hill PL, ZKT PL, KR Digital, and Zukihealth, as the Company is in the process of transitioning its business to other medical service fields. The streamlining of the Company’s medical services practice was accounted for as a discontinued operation because it represented a strategic shift that had a major effect on the Company’s operations and financial results in accordance with ASC 205-20-45.

On January 1, 2024, the Company lost control of SEMA, Euda PL, and its subsidiary ZKTV PL, while they were undergoing liquidation. Accordingly, the Company deconsolidated SEMA, Euda PL and ZKTV PL from its consolidated financial statements effective as of that date.

On December 30, 2024, the Company sold 100% equity interest of KRHSG to Merlion Club Limited, an unrelated party, for a consideration of $1.

Reconciliation of the amounts of major classes of income and losses from discontinued operations in the consolidated statements of operations for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the Years Ended December 31,
	2025	2024	2023

REVENUE	$-	$-	$992,791

COST OF REVENUE	-	-	800,185

GROSS PROFIT	-	-	192,606

OPERATING EXPENSES
Selling	-	13,209	217,122
General and administrative	-	285,982	1,562,114
Research and development	-	-	19,187
TOTAL OPERATING EXPENSES	-	299,191	1,798,423

LOSS FROM OPERATIONS	-	(299,191)	(1,605,817)

OTHER INCOME, NET	-	2,545,640	5,532

INCOME (LOSS) BEFORE INCOME TAXES	-	2,246,449	(1,600,285)

PROVISION FOR INCOME TAXES	-	109	1,038

NET INCOME (LOSS) ATTRIBUTABLE TO EUDA	$-	$2,246,340	$(1,601,323)

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Reconciliation of the amount of cash flows from discontinued operations in the consolidated statements of cash flows for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the Years Ended December 31,
	2025	2024	2023

Net cash (used in) provided by operating activities from discontinued operations	$-	$(9,155)	$295,967

Net cash used in investing activities from discontinued operations	$-	$(3,148)	$-

Net cash provided by (used in) financing activities from discontinued operations	$-	$256,088	$(371,888)